ENVIRONMENTAL LIABILITIES - Summary of Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	$ 47	$ 80
Less: discounting environmental liabilities to present value	0	(1)
Discounted environmental liabilities	47	79
PCB
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	6	39
Less: discounting environmental liabilities to present value	0	0
Discounted environmental liabilities	6	39
LAR
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	41	41
Less: discounting environmental liabilities to present value	0	(1)
Discounted environmental liabilities	$ 41	$ 40